Private Placement Warrants (Details) - USD ($)		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2023	Mar. 31, 2024
Private Placement [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants	7,133,333
Price per warrant	$ 0.75
Gross proceeds	$ 5,350,000
Common stock shares issued	1
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants	7,133,333
Gross proceeds	$ 5,350,000
Private Placement [Member] | Warrant [Member]
Private Placement Warrants [Line Items]
Common stock shares issued			1
IPO [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants		10,000,000
Price per warrant		$ 10
Common stock shares issued		1	1
Price per share	$ 11.5
IPO [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Line Items]
Price per share		$ 11.5
IPO [Member] | Warrant [Member]
Private Placement Warrants [Line Items]
Price per share			$ 11.5